Concentrations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Customer Vendor	Dec. 31, 2015 USD ($) Customer Vendor	Dec. 31, 2014 Customer Vendor
Concentration Risk [Line Items]
FDIC insures, cash | $	$ 250,000	$ 250,000
Number of customers | Customer		3	3
Number of vendors | Vendor		3	3
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers | Customer	3	3
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	43.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		31.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		54.00%	26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%	12.00%
Accounts Payable [Member]
Concentration Risk [Line Items]
Number of vendors | Vendor	6
Accounts Payable [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%
Accounts Payable [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Accounts Payable [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Accounts Payable [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%
Accounts Payable [Member] | Vendor Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%
Accounts Payable [Member] | Vendor Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		57.00%	47.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		9.00%	22.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		6.00%	13.00%
Purchases [Member]
Concentration Risk [Line Items]
Number of vendors | Vendor	2
Purchases [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	66.00%
Purchases [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		69.00%	71.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		13.00%	24.00%
Sales [Member]
Concentration Risk [Line Items]
Number of customers | Customer	3
Sales [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	40.00%
Sales [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%
Sales [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%
Sales [Member] | Sales Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		34.00%	53.00%
Sales [Member] | Sales Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		25.00%	15.00%
Sales [Member] | Sales Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%	11.00%